Earnings per share (Tables)	12 Months Ended
Oct. 31, 2021
Earnings per share [Abstract]
Reconciliation of Earnings and Weighted Average Number of Shares
Reconciliation of the earnings and weighted average number of shares:

	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
Earnings ($m)
Loss for the year from continuing operations	(435.1)	(2,974.6)	(18.1)
Profit for the year from discontinued operation	10.7	5.1	1,487.2
	(424.4)	(2,969.5)	1,469.1

Number of shares (m)
Weighted average number of shares	336.5	335.7	378.1
Dilutive effects of shares	-	-	4.1
	336.5	335.7	382.2

Earnings per share
Basic earnings per share (cents)
Continuing operations	(129.30)	(886.15)	(4.87)
Discontinued operation	3.18	1.52	393.37
Total Basic earnings per share	(126.12)	(884.63)	388.50

Diluted earnings per share (cents)
Continuing operations [1]	(129.30)	(886.15)	(4.87)
Discontinued operation	3.18	1.52	389.16
Total Diluted earnings per share [1]	(126.12)	(884.63)	384.35

Basic earnings per share (pence)
Continuing operations	(94.09)	(693.45)	(3.82)
Discontinued operation	2.31	1.19	308.89
Total Basic earnings per share	(91.78)	(692.26)	305.07

Diluted earnings per share (pence)
Continuing operations [1]	(94.09)	(693.45)	(3.82)
Discontinued operation	2.31	1.19	305.59
Total Diluted earnings per share [1]	(91.78)	(692.26)	301.81

Earnings attributable to ordinary shareholders
From continuing operations	(435.1)	(2,974.6)	(18.1)
Excluding non-controlling interests	-	-	(0.3)
(Loss)/profit for the year from continuing operations	(435.1)	(2,974.6)	(18.4)
From discontinued operation	10.7	5.1	1,487.2
	(424.4)	(2,969.5)	1,468.8
Average exchange rate	$1.37/£1	$1.28/£1	$1.27/£1

[1]
The Group reported a loss from continuing operations and a loss for the year attributable to the ordinary equity shareholders of the Company for the year ended October 31, 2021 and October 31, 2020. The Diluted EPS is reported as equal to Basic EPS, as no account can be taken of the effect of dilutive securities under IAS 33.